Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	$ 464,607	$ 395,798
Amounts of financial liabilities offset on the balance sheet	70,411	19,776
Net amount of financial assets presented on the balance sheet	394,196	376,022
Impact of master netting agreements	63,052	57,491
Financial collateral received	319,086	307,376
Net amount	12,058	11,155
Amounts not subject to enforceable netting arrangements	15,038	13,441
Total amount recognized on the balance sheet	409,234	389,463
Assets purchased under reverse repurchase agreements and securities borrowed [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	374,617	312,392
Amounts of financial liabilities offset on the balance sheet	69,420	18,379
Net amount of financial assets presented on the balance sheet	305,197	294,013
Impact of master netting agreements	527	481
Financial collateral received	303,539	292,412
Net amount	1,131	1,120
Amounts not subject to enforceable netting arrangements	1,764	589
Total amount recognized on the balance sheet	306,961	294,602
Derivative assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	88,996	81,770
Amounts of financial liabilities offset on the balance sheet	710	583
Net amount of financial assets presented on the balance sheet	88,286	81,187
Impact of master netting agreements	62,524	57,010
Financial collateral received	15,458	14,720
Net amount	10,304	9,457
Amounts not subject to enforceable netting arrangements	13,274	12,852
Total amount recognized on the balance sheet	101,560	94,039
Other Financial Assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	994	1,636
Amounts of financial liabilities offset on the balance sheet	281	814
Net amount of financial assets presented on the balance sheet	713	822
Impact of master netting agreements	1
Financial collateral received	89	244
Net amount	623	578
Amounts not subject to enforceable netting arrangements	0
Total amount recognized on the balance sheet	$ 713	$ 822